Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 9,365	$ 9,311	$ 9,873
Proceeds from new debt instruments	4,210	3,331	2,325
Debt repayments	(4,572)	(3,284)	(2,745)
Foreign currency translation and accretion effects	336	7	(142)
Debt at end of year	$ 9,339	$ 9,365	$ 9,311